STOCK BASED COMPENSATION - Options that Contain Service, Performance and Market Conditions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation
Options granted (in shares)	2,969,945	995,633
Fair value at grant date	$ 3,500	$ 40
Stock options - Service, performance and market conditions
Stock-based compensation
Options granted (in shares)	159,501
Fair value at grant date	$ 500
Stock options - Service, performance and market conditions | Minimum
Stock-based compensation
Derived service period	P1D
Stock options - Service, performance and market conditions | Maximum
Stock-based compensation
Derived service period	P3Y